LAW OFFICES
SILVER, FREEDMAN & TAFF, L.L.P.
A LIMITED LIABILITY PARTNERSHIP INCLUDING PROFESSIONAL CORPORATIONS

3299 K STREET, N.W., SUITE 100
WASHINGTON, D.C. 20007
PHONE: (202) 295-4500
FAX: (202)337-5502
WWW.SFTLAW.COM

October 16, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:    MB Financial, Inc.
Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of MB Financial, Inc. (“MB Financial”), enclosed for filing is MB Financial’s Registration Statement on Form S-4 relating to the proposed merger of Taylor Capital Group, Inc. (“Taylor Capital”) with and into MB Financial. The Registration Statement contains the form of joint proxy statement/prospectus that will be provided to the stockholders of MB Financial and Taylor Capital in connection with their votes on the merger at the special meetings of stockholders of MB Financial and Taylor Capital.

Should the Staff have any questions or comments regarding this filing, please call the undersigned at (202) 295-4525.

Sincerely,

/s/ Craig M. Scheer, P.C.
Craig M. Scheer, P.C.

Enclosure